Leases - Summary of Lease Cost and Other Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Lease cost
Operating lease cost	¥ 15,563	$ 2,442	¥ 11,536	¥ 11,104
Short-term lease cost	775	122
Total lease cost	16,338	2,564
Cash paid for amounts included in the measurement of lease liabilities	15,309	2,402
Right-of-use assets obtained in exchange for new operating lease liabilities	¥ 18,972	$ 2,977
Weighted-average remaining lease term	1 year 10 months 24 days	1 year 10 months 24 days
Weighted-average discount rate	5.00%	5.00%